Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2020 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 33.9%

Communication Services – 2.7%
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	$64,000	$67,121
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(1)	10,000	10,908
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	15,000	15,478
Consolidated Communications, Inc., 6.50%, 10/01/22	70,000	66,981
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	25,000	24,950
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	40,000	37,474
Discovery Communications LLC, 3.95%, 03/20/28	112,000	121,114
DISH DBS Corp., 5.88%, 07/15/22	40,000	42,071
DISH DBS Corp., 7.75%, 07/01/26	13,000	13,674
Frontier Communications Corp., 8.50%, 04/15/20	22,000	10,615
Frontier Communications Corp., 11.00%, 09/15/25	45,000	20,925
Frontier Communications Corp., 8.50%, 04/01/26(1)	18,000	18,483
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	31,600
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	15,000	15,460
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	55,000	48,560
Sirius XM Radio, Inc., 5.50%, 07/01/29(1)	25,000	26,950
Twitter, Inc., 3.88%, 12/15/27(1)	35,000	35,131
Total Communication Services		607,495

Consumer Discretionary – 3.8%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	40,000	41,001
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	31,000	31,539
Dana, Inc., 5.38%, 11/15/27	25,000	25,906
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	21,000	21,890
Eldorado Resorts, Inc., 6.00%, 09/15/26	23,000	25,257
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	26,331
Lear Corp., 3.80%, 09/15/27	111,000	115,905
Lithia Motors, Inc., 4.63%, 12/15/27(1)	20,000	20,500
M/I Homes, Inc., 4.95%, 02/01/28(1)	70,000	72,275
Michaels Stores, Inc., 8.00%, 07/15/27(1)	25,000	22,484
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(1)	88,000	28,820
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(1)	45,000	48,458
PulteGroup, Inc., 7.88%, 06/15/32	40,000	53,741
QVC, Inc., 4.75%, 02/15/27	20,000	20,223
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	27,172
Station Casinos LLC, 4.50%, 02/15/28(1)	25,000	25,024
Tenneco, Inc., 5.00%, 07/15/26	57,000	52,439
Under Armour, Inc., 3.25%, 06/15/26	50,000	49,036

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Vista Outdoor, Inc., 5.88%, 10/01/23	$68,000	$66,961
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	70,000	73,179
Total Consumer Discretionary		848,141

Consumer Staples – 0.6%
Altria Group, Inc., 4.80%, 02/14/29	117,000	132,719

Energy – 3.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(1)	80,000	73,828
Callon Petroleum Co., 6.13%, 10/01/24	25,172	24,134
Cheniere Energy Partners LP, 5.63%, 10/01/26	30,000	31,481
Cheniere Energy Partners LP, 4.50%, 10/01/29(1)	15,000	15,290
Citgo Holding, Inc., 9.25%, 08/01/24(1)	20,000	21,450
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	65,000	65,738
Denbury Resources, Inc., 9.25%, 03/31/22(1)	26,000	22,807
Denbury Resources, Inc., 7.75%, 02/15/24(1)	25,000	20,135
HollyFrontier Corp., 5.88%, 04/01/26	80,000	91,105
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	58,000	80,900
MPLX LP, 4.00%, 03/15/28	60,000	63,130
Nabors Industries, Inc., 5.75%, 02/01/25	15,000	12,344
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	25,725
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	53,529
Sanchez Energy Corp., 7.25%, 02/15/23(1)(2)	12,000	7,479
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	35,000	36,991
Transocean, Inc., 9.00%, 07/15/23(1)	18,000	19,395
Transocean, Inc., 8.00%, 02/01/27(1)	10,000	9,320
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	53,000	55,219
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/27	15,000	15,664
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(1)	130,000	67,373
Total Energy		813,037

Financials – 9.2%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(1)	30,000	32,119
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	70,000	68,774
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(3)	95,000	103,003
Athene Holding Ltd., 4.13%, 01/12/28	102,000	108,532
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	126,000	128,979
Bank of America Corp., 4.20%, 08/26/24	58,000	63,117
Brighthouse Financial, Inc., 3.70%, 06/22/27	73,000	74,056

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	$80,000	$86,542
Capital One Financial Corp., 3.75%, 07/28/26	130,000	138,443
Citadel LP, 4.88%, 01/15/27(1)	50,000	54,233
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	58,367
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	18,704
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/29	18,000	20,801
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	70,000	76,001
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	75,000	78,866
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 01/15/27	50,000	55,550
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(3)(4)	24,000	24,532
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	24,969
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(3)(4)	35,000	38,267
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(3)(4)	52,000	58,839
Morgan Stanley, 3.13%, 07/27/26	75,000	79,489
MSCI, Inc., 4.00%, 11/15/29(1)	38,000	38,878
Navient Corp., 6.75%, 06/25/25	44,000	48,015
Navient Corp., 5.00%, 03/15/27	10,000	10,000
PNC Financial Services Group, Inc. (The), Series S, 5.00%, (3-Month USD LIBOR + 3.30%), perpetual(3)(4)	65,000	70,213
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(3)	90,000	97,485
Santander Holdings USA, Inc., 4.40%, 07/13/27	74,000	81,065
Springleaf Finance Corp., 7.13%, 03/15/26	22,000	25,283
Springleaf Finance Corp., 5.38%, 11/15/29	5,000	5,209
Synchrony Financial, 3.95%, 12/01/27	65,000	69,395
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(3)	55,000	59,124
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(3)	115,000	121,616
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(3)(4)	54,000	58,731
Total Financials		2,077,197

Health Care – 2.7%
Avantor, Inc., 6.00%, 10/01/24(1)	32,000	34,067
Avantor, Inc., 9.00%, 10/01/25(1)	45,000	49,828
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	27,434
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	10,000	11,331

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(1)	$10,000	$10,545
Centene Corp., 4.63%, 12/15/29(1)	20,000	21,563
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	15,000	15,246
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	20,254
Eagle Holding Co. II LLC, 7.63%, 05/15/22(1)(5)	36,000	36,450
Eagle Holding Co. II LLC, 7.75%, 05/15/22(1)(5)	35,000	35,412
HCA, Inc., 5.63%, 09/01/28	37,000	42,851
HCA, Inc., 4.13%, 06/15/29	60,000	65,109
Mylan NV, 3.95%, 06/15/26	50,000	53,420
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	9,000	8,989
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	5,000	5,101
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	35,000	35,701
Select Medical Corp., 6.25%, 08/15/26(1)	35,000	37,823
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	12,205
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	33,584
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	18,000	18,967
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	39,000	38,512
Total Health Care		614,392

Industrials – 3.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	58,575
ASGN, Inc., 4.63%, 05/15/28(1)	25,000	25,721
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%), perpetual(3)(4)	65,000	64,399
Granite US Holdings Corp., 11.00%, 10/01/27(1)	35,000	36,762
Hillenbrand, Inc., 4.50%, 09/15/26	65,000	70,011
Hillman Group, Inc. (The), 6.38%, 07/15/22(1)	70,000	65,647
Oshkosh Corp., 4.60%, 05/15/28	112,000	121,557
Owens Corning, 3.95%, 08/15/29	58,000	63,068
Patrick Industries, Inc., 7.50%, 10/15/27(1)	35,000	38,250
Pentair Finance Sarl, 4.50%, 07/01/29	55,000	60,795
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(1)	45,000	44,591
SRS Distribution, Inc., 8.25%, 07/01/26(1)	35,000	36,500
TransDigm, Inc., 5.50%, 11/15/27(1)	20,000	20,160
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(1)(5)	45,000	46,567
Total Industrials		752,603

Information Technology – 2.4%
Citrix Systems, Inc., 4.50%, 12/01/27	90,000	99,313

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	$19,000	$26,124
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(1)	30,000	11,625
Juniper Networks, Inc., 3.75%, 08/15/29	55,000	58,535
Motorola Solutions, Inc., 4.60%, 02/23/28	57,857	64,376
Motorola Solutions, Inc., 4.60%, 05/23/29	45,000	50,648
PTC, Inc., 4.00%, 02/15/28(1)	10,000	10,125
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	55,000	55,710
ViaSat, Inc., 5.63%, 09/15/25(1)	70,000	71,350
VMware, Inc., 3.90%, 08/21/27	80,000	85,241
Total Information Technology		533,047

Materials – 1.9%
Greif, Inc., 6.50%, 03/01/27(1)	45,000	48,542
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	25,546
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	60,000	61,219
LSB Industries, Inc., 9.63%, 05/01/23(1)	35,000	36,852
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	35,000	34,912
Novelis Corp., 4.75%, 01/30/30(1)	20,000	20,075
Olin Corp., 5.63%, 08/01/29	55,000	58,127
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	40,000	43,114
Scotts Miracle-GRO Co. (The), 4.50%, 10/15/29(1)	25,000	25,907
TPC Group, Inc., 10.50%, 08/01/24(1)	10,000	10,346
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	30,000	30,537
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	36,417
Total Materials		431,594

Real Estate – 1.9%
EPR Properties, 4.75%, 12/15/26	75,000	83,560
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	50,000	50,343
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	34,000	36,827
Iron Mountain, Inc., 4.88%, 09/15/29(1)	50,000	51,121
LifeStorage LP, 3.50%, 07/01/26	54,000	56,720
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	32,000	33,719
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,481
Service Properties Trust, 4.38%, 02/15/30	100,000	102,166
Total Real Estate		424,937

Utilities – 1.7%
CenterPoint Energy, Inc., 4.25%, 11/01/28	90,000	101,294
DPL, Inc., 4.35%, 04/15/29(1)	73,000	72,787
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	25,000	12,572
Talen Energy Supply, LLC, 7.25%, 05/15/27(1)	15,000	15,403
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	55,000	55,157
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	50,000	54,092

Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)
Vistra Operations Co. LLC, 4.30%, 07/15/29(1)	$75,000	$77,321
Total Utilities		388,626
Total Corporate Bonds
(Cost $7,357,738)		7,623,788
FOREIGN BONDS – 27.4%
Communication Services – 1.3%
Telesat Canada / Telesat LLC, 4.88%, 06/01/27 (Canada)(1)	15,000	15,448
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	45,000	47,220
Tencent Holdings Ltd., 3.98%, 04/11/29 (China)(1)	200,000	221,190
Total Communication Services		283,858
Consumer Discretionary – 0.2%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	35,000	36,561

Consumer Staples – 1.7%
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(1)	100,000	113,243
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)	61,000	58,761
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Mexico)(1)	200,000	218,630
Total Consumer Staples		390,634
Energy – 5.2%
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(1)	300,000	337,326
MEG Energy Corp., 7.13%, 02/01/27 (Canada)(1)	25,000	24,820
Ovintiv, Inc., 8.13%, 09/15/30 (Canada)	30,000	39,028
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	255,000	330,143
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	80,000	99,536
Petrobras Global Finance BV, 5.75%, 02/01/29 (Brazil)	45,000	52,009
Petrobras Global Finance BV, 6.90%, 03/19/49 (Brazil)	85,000	103,881
Petroleos Mexicanos, 4.63%, 09/21/23 (Mexico)	40,000	42,342
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	30,000	32,611
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	40,000	40,523
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	54,576
Total Energy		1,156,795

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)
Financials – 5.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)		$150,000	$157,606
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)		290,000	320,453
Bank of China Ltd., 5.00%, 11/13/24 (China)(1)		200,000	220,811
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(3)		47,000	50,169
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(3)		200,000	213,257
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(1)	KZT	70,000,000	174,888
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)		70,000	78,652
Toronto-Dominion Bank (The), 3.63%, (USD 5 Year Swap + 2.21%), 09/15/31 (Canada)(3)		90,000	96,806
Total Financials			1,312,642
Government – 7.5%
Colombia Government International Bond, 3.00%, 01/30/30 (Colombia)		200,000	202,200
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)		140,000	154,225
Ecuador Government International Bond, 8.88%, 10/23/27 (Ecuador)(1)		200,000	169,820
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)		30,000	34,978
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	2,200,000	116,168
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	197,860
Russian Foreign Bond - Eurobond, 5.63%, 04/04/42 (Russia)(1)		200,000	267,846
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)		200,000	215,225
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		85,000	96,153
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)		185,000	210,075

Security Description	Principal	Value

FOREIGN BONDS (continued)
Government (continued)
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	$20,000	$25,219
Total Government		1,689,769
Health Care – 0.2%
Advanz Pharma Corp., Ltd., 8.00%, 09/06/24 (Canada)	17,000	16,235
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	45,000	38,530
Total Health Care		54,765
Industrials – 2.4%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	87,000	94,261
Bombardier, Inc., 7.50%, 03/15/25 (Canada)(1)	30,000	28,875
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	100,000	134,123
Garda World Security Corp., 4.63%, 02/15/27 (Canada)(1)	20,000	19,850
GFL Environmental, Inc., 7.00%, 06/01/26 (Canada)(1)	22,000	22,991
GFL Environmental, Inc., 8.50%, 05/01/27 (Canada)(1)	25,000	27,296
Norwegian Air Shuttle ASA Pass-Through Trust, Class A, Series 2016-1, 4.88%, 05/10/28 (Norway)(1)	184,405	179,831
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	40,000	39,047
Total Industrials		546,274
Materials – 3.1%
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(3)	240,000	282,419
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	106,000	112,439
Inversiones CMPC SA, 3.85%, 01/13/30 (Chile)(1)	200,000	204,850
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	30,138
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	59,949
Total Materials		689,795
Total Foreign Bonds
(Cost $5,825,580)		6,161,093
MORTGAGE BACKED SECURITIES - 12.0%
Commercial Mortgage Backed Securities - 0.5%
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(3)(6)	55,120	55,490

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Sutherland Commercial Mortgage Loans, Class A, Series 2018-SBC7, 4.72%, 05/25/39(1)(3)(6)	$57,172	$58,031
Total Commercial Mortgage Backed Securities		113,521
Mortgage Backed Security - 3.0%
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	101,168
Comm Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 11/13/39(1)	45,000	46,350
Federal National Mortgage Association, 3.50%, 05/01/49	205,351	211,997
Federal National Mortgage Association, 3.50%, 07/01/49	219,618	226,649
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29(1)	87,950	88,201
Total Mortgage Backed Security		674,365
Residential Mortgage Backed Securities - 8.5%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	129,288	129,990
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-1, 3.92%, 11/25/48(1)(3)(6)	205,900	210,296
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(3)(6)	84,782	86,362
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.81%, 01/25/35(3)(6)	280,428	285,474
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(3)(6)	19,247	19,255
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(3)(6)	39,651	39,799
JPMorgan Mortgage Trust, Class A3, Series 2018-8, 4.00%, 01/25/49(1)(3)(6)	68,923	70,489
Mill City Mortgage Loan Trust, Class A1B, Series 2018-4, 3.50%, 04/25/66(1)(3)(6)	100,000	104,026
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(3)(6)	102,859	108,262
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.52%, 06/25/43(3)(6)	249,219	255,840
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.28%, 04/25/34(3)(6)	96,105	100,887
Towd Point Mortgage Trust, Class A2, Series 2016-4, 3.00%, 07/25/56(1)(3)(6)	250,000	255,234
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(3)(6)	100,000	107,501
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59(1)(3)(6)	126,641	127,956
Total Residential Mortgage Backed Securities		1,901,371
Total Mortgage Backed Securities
(Cost $2,616,463)		2,689,257

Security Description	Principal	Value

TERM LOANS – 9.8%

Aerospace – 0.3%
Dynasty Acquisition Co., Inc., Initial Term B-1 (aka StandardAero Holding Corp.), 5.94%, (3-Month USD LIBOR + 4.00%), 04/06/26(3)	$22,705	$22,854
Dynasty Acquisition Co., Inc., Initial Term B-2 (aka StandardAero Holding Corp.), 5.94%, (3-Month USD LIBOR + 4.00%), 04/06/26(3)	12,207	12,287
TransDigm, Inc., 4.15%, (1-Month USD LIBOR + 2.50%), 06/09/23(3)	32,872	32,893
Total Aerospace		68,034
Consumer Durables – 0.1%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 5.65%, (1-Month USD LIBOR + 4.00%), 09/29/24(3)	29,125	29,143
Consumer Non-Durables – 1.0%
American Greetings Corp., 6.15%, (1-Month USD LIBOR + 4.50%), 04/06/24(3)	82,055	78,978
Diamond (BC) B.V., 4.78%, (3-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(3)	24,936	24,313
Diamond (BC) B.V., 4.65%, (1-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(3)	64	62
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 5.65%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Canada)(3)	26,202	25,956
Parfums Holding Co., Inc., 6.16%, (3-Month USD LIBOR + 4.25%), 06/28/24(3)	50,205	50,101
Rodan & Fields, LLC, 5.68%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan)(3)	62,425	43,822
Total Consumer Non-Durables		223,232
Energy – 0.2%
CITGO Petroleum Corp., 6.94%, (3-Month USD LIBOR + 5.00%), 03/28/24(3)	39,700	39,824
Financials – 0.6%
Asurion, LLC (fka Asurion Corp.), 8.15%, (1-Month USD LIBOR + 6.50%), 08/04/25(3)	46,228	47,023
Blackhawk Network Holdings, Inc., 4.65%, (1-Month USD LIBOR + 3.00%), 06/15/25(3)	43,656	43,784
iStar, Inc. (fka iStar Financial, Inc.), 4.48%, (1-Month USD LIBOR + 2.75%), 06/28/23(3)	33,653	33,779
iStar, Inc. (fka iStar Financial, Inc.), 4.41%, (1-Month USD LIBOR + 2.75%), 06/28/23(3)	18,585	18,655
Total Financials		143,241

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Food/Tobacco – 0.2%
Milk Specialties Co., 5.65%, (1-Month USD LIBOR + 4.00%), 08/16/23(3)	$26,667	$25,867
Shearer’s Foods LLC, 8.40%, (1-Month USD LIBOR + 6.75%), 06/30/22(3)	25,000	24,875
Total Food/Tobacco		50,742

Gaming/Leisure – 0.4%
Playa Resorts Holding B.V., 4.40%, (1-Month USD LIBOR + 2.75%), 04/29/24(3)	26,307	26,104
Scientific Games International, Inc., 4.40%, (1-Month USD LIBOR + 2.75%), 08/14/24(3)	33,694	33,652
Stars Group Holdings B.V., 5.44%, (3-Month USD LIBOR + 3.50%), 07/10/25(3)	39,829	40,118
Total Gaming/Leisure		99,874

Health Care – 2.0%
Accelerated Health Systems, LLC, 5.18%, (1-Month USD LIBOR + 3.50%), 10/31/25(3)	39,451	39,624
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 6.15%, (1-Month USD LIBOR + 4.50%), 06/30/25(3)	48,531	48,980
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 4.67%, (1-Month USD LIBOR + 3.00%), 06/02/25(3)	40,659	40,875
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.65%, (1-Month USD LIBOR + 3.00%), 06/07/23(3)	86,266	86,719
Concordia Healthcare Corp., 7.45%, (1-Week USD LIBOR + 5.50%), 09/06/24 (Canada)(3)	155,025	147,112
Envision Health Care Corp., 5.40%, (1-Month USD LIBOR + 3.75%), 10/10/25(3)	30,585	25,866
Ortho-Clinical Diagnostics, Inc., 5.01%, (1-Month USD LIBOR + 3.25%), 06/30/25(3)	50,916	50,470
Total Health Care		439,646

Housing – 0.4%
American Builders & Contractors Supply Co., Inc., 3.65%, (1-Month USD LIBOR + 2.00%), 01/15/27(3)	39,900	40,008
CPG International LLC (fka CPG International, Inc.), 5.93%, (3-Month USD LIBOR + 3.75%), 05/05/24(3)	49,147	49,316
Total Housing		89,324

Information Technology – 1.3%
Applied Systems, Inc., 8.94%, (3-Month USD LIBOR + 7.00%), 09/19/25(3)	50,000	51,393
BMC Software Finance, Inc., 5.90%, (1-Month USD LIBOR + 4.25%), 10/02/25(3)	19,452	19,196
Dell International LLC, 3.65%, (1-Month USD LIBOR + 2.00%), 09/19/25(3)	38,251	38,461

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Kronos, Inc., 4.91%, (3-Month USD LIBOR + 3.00%), 11/01/23(3)	$82,418	$82,799
Kronos, Inc., 10.16%, (3-Month USD LIBOR + 8.25%), 11/01/24(3)	48,000	49,220
SS&C Technologies, Inc., Term B-3, 3.40%, (1-Month USD LIBOR + 1.75%), 04/16/25(3)	14,994	15,025
SS&C Technologies, Inc., Term B-4, 3.40%, (1-Month USD LIBOR + 1.75%), 04/16/25(3)	11,827	11,852
Vertafore, Inc., 4.90%, (1-Month USD LIBOR + 3.25%), 07/02/25(3)	24,066	23,855
Total Information Technology		291,801

Manufacturing – 0.5%
CPI Acquisition, Inc., 6.38%, (3-Month USD LIBOR + 4.50%), 08/17/22(3)	60,000	46,260
Hillman Group, Inc. (The), 5.65%, (1-Month USD LIBOR + 4.00%), 05/30/25(3)	33,979	33,454
US Farathane LLC, 12/23/21(8)	25,000	24,000
Total Manufacturing		103,714

Media/Telecom - Broadcasting – 0.2%
Diamond Sports Group LLC, 4.91%, (1-Month USD LIBOR + 3.25%), 08/24/26(3)	19,950	19,975
Nexstar Broadcasting, Inc., 4.53%, (1-Month USD LIBOR + 2.75%), 09/18/26(3)	19,950	20,076
Total Media/Telecom - Broadcasting		40,051

Media/Telecom - Cable/Wireless Video – 0.3%
CSC Holdings, LLC, 3.93%, (1-Month USD LIBOR + 2.25%), 01/15/26(3)	58,879	59,100
Ziggo BV, 4.13%, (3-Month USD LIBOR + 2.50%), 04/30/28(3)	10,000	10,012
Total Media/Telecom - Cable/Wireless Video		69,112

Media/Telecom - Diversified Media – 0.1%
Cineworld Finance US, Inc., 3.90%, (1-Month USD LIBOR + 2.25%), 02/28/25 (Kazakhstan)(3)	24,088	23,913

Media/Telecom - Telecommunications – 0.4%
CenturyLink, Inc., 03/15/27(8)	15,000	15,001
Iridium Satellite LLC, 5.40%, (1-Month USD LIBOR + 3.75%), 11/04/26(3)	5,000	5,041
Securus Technologies Holdings, Inc., 9.90%, (1-Month USD LIBOR + 8.25%), 11/01/25(3)	140,000	67,734
Total Media/Telecom - Telecommunications		87,776

Media/Telecom - Wireless Communications – 0.1%
CommScope, Inc., 4.90%, (1-Month USD LIBOR + 3.25%), 04/06/26(3)	14,963	14,978

Retail – 0.2%
Neiman Marcus Group, Inc. (The), 7.73%, (1-Month USD LIBOR + 6.00%), 10/25/23(3)	38,210	32,542

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Service – 1.1%
Dun & Bradstreet Corporation, The, 6.66%, (1-Month USD LIBOR + 5.00%), 02/06/26(3)	$40,000	$40,285
GFL Environmental, Inc., 4.65%, (1-Month USD LIBOR + 3.00%), 05/30/25(3)	83,288	83,215
Hoya Midco, LLC, 5.15%, (1-Month USD LIBOR + 3.50%), 06/30/24(3)	14,902	14,865
PI UK Holdco II Limited, 4.90%, (1-Month USD LIBOR + 3.25%), 01/03/25(3)	46,027	46,264
Pug LLC, 12/31/49(8)	35,000	34,978
TKC Holdings, Inc., 5.40%, (1-Month USD LIBOR + 3.75%), 02/01/23(3)	27,770	25,508
Total Service		245,115

Transportation - Automotive – 0.0%(9)
Cooper-Standard Automotive, Inc., 3.65%, (1-Month USD LIBOR + 2.00%), 12/31/22(3)	10,000	9,620

Utilities – 0.4%
APLP Holdings LP, 4.40%, (1-Month USD LIBOR + 2.75%), 04/13/23(3)	25,311	25,417
Brookfield WEC Holdings, Inc., 4.65%, (1-Month USD LIBOR + 3.00%), 08/01/25(3)	34,314	34,443
Calpine Corp., 4.20%, (3-Month USD LIBOR + 2.25%), 04/05/26(3)	34,825	35,011
Total Utilities		94,871

Total Term Loans
(Cost $2,300,872)		2,196,553

U.S. GOVERNMENT SECURITIES – 8.5%
U.S. Treasury Note
2.25%, 03/31/21	975,000	983,779
1.75%, 06/15/22	485,000	489,973
1.25%, 08/31/24	450,000	448,682

Total U.S. Government Securities
(Cost $1,905,224)		1,922,434

ASSET BACKED SECURITIES – 5.5%
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(1)	325,550	335,520
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	43,815	43,962
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	90,000	91,786
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	133,350
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	87,965	90,385
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(1)	463,586	464,831

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)	$80,000	$81,549

Total Asset Backed Securities
(Cost $1,224,466)		1,241,383

MUNICIPAL BONDS – 1.1%
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	5,229
State of California, 7.60%, 11/01/40	145,000	252,628

Total Municipal Bonds
(Cost $245,565)		257,857

WARRANT - 0.2%	Shares

Communication Services - 0.2%
iHeart Media, Inc.* (Cost $49,158)	2,830	47,701

COMMON STOCK - 0.1%

Communication Services - 0.1%
Clear Channel Outdoor Holdings, Inc.* (Cost $31,607)	6,654	18,165

MONEY MARKET FUND - 2.2%
JP Morgan U.S. Government Money Market Institutional Shares, 1.45%(10) (Cost $484,136)	484,136	484,136

TOTAL INVESTMENTS - 100.7%
(Cost $22,040,809)		22,642,367
Liabilities in Excess of Other Assets - (0.7)%		(157,832)
Net Assets - 100.0%		$22,484,535

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2020, the aggregate value of these securities was $10,578,634, or 47.0% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Payment in-kind security.100% of the income was received in cash.
(6)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2020.
(8)	The loan will settle after January 31, 2020 at which the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Amount rounds to less than 0.05%.
(10)	The rate shown reflects the seven-day yield as of January 31, 2020.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2020 (unaudited)

Abbreviations:
CMT — 1 Year Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Currency Abbreviations
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$7,623,788	$—	$7,623,788
Foreign Bonds	—	6,161,093	—	6,161,093
Mortgage Backed Securities	—	2,689,257	—	2,689,257
Term Loans	—	2,196,553	—	2,196,553
U.S. Government Securities	—	1,922,434	—	1,922,434
Asset Backed Securities	—	1,241,383	—	1,241,383
Municipal Bonds	—	257,857	—	257,857
Warrant	—	47,701	—	47,701
Common Stock	18,165	—	—	18,165
Money Market Fund	484,136	—	—	484,136
Total	$502,301	$22,140,066	$—	$22,642,367